Financial instruments (Details 4) - United States of America, Dollars - Future exports member - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Designated balance, beginning	$ 5,238,854	$ 4,738,854
Designations	$ 500,000